Schedule H, Line 4i - Schedule of Assets (Held at End of Year) 2 2 (Details) - EBP 34-0214400 002 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Investment, Identifier [Axis]: EIFixedAccountSeriesClassvMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Empower Annuity Insurance Company [Member]
Participant status	EBP, Participant-Directed [Member]
Current value	$ 4,412,321
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: EMPOWERCOREBONDFUNDINSTMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Empower Funds [Member]
Participant status	EBP, Participant-Directed [Member]
Current value	$ 3,300,553
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: EMPOWERSP500INDEXSEPARATEACCTMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Empower Annuity Insurance Company [Member]
Participant status	EBP, Participant-Directed [Member]
Current value	$ 14,139,156
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: FIDELITYINTERNATIONALINDEXMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Investments [Member]
Participant status	EBP, Participant-Directed [Member]
Current value	$ 953,861
Investment, Identifier [Axis]: FIDELITYMIDCAPINDEXMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Investments [Member]
Participant status	EBP, Participant-Directed [Member]
Current value	$ 3,357,179
Investment, Identifier [Axis]: FIDELITYSMALLCAPINDEXMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Investments [Member]
Participant status	EBP, Participant-Directed [Member]
Current value	$ 3,755,799
Investment, Identifier [Axis]: FarmersNationalBancCorpCommonStockMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Farmers National Banc Corp [Member]
Participant status	EBP, Participant-Directed [Member]
Current value	$ 2,138,658
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: INVESCOOPPENHEIMERDEVMRKTSR6Member
EBP, Investment, Issuer Name [Extensible Enumeration]	Invesco [Member]
Participant status	EBP, Participant-Directed [Member]
Current value	$ 1,250,186
Investment, Identifier [Axis]: JPMORGANINCOMER6Member
EBP, Investment, Issuer Name [Extensible Enumeration]	JP Morgan [Member]
Participant status	EBP, Participant-Directed [Member]
Current value	$ 1,197,562
Investment, Identifier [Axis]: LARGECAPVALUE1Member
EBP, Investment, Issuer Name [Extensible Enumeration]	Empower Annuity Insurance Company [Member]
Participant status	EBP, Participant-Directed [Member]
Current value	$ 2,257,857
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: LGCAPGRWIIMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Empower Annuity Insurance Company [Member]
Participant status	EBP, Participant-Directed [Member]
Current value	$ 8,098,363
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: MFSINTNLGROWTHEQUITYMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Empower Annuity Insurance Company [Member]
Participant status	EBP, Participant-Directed [Member]
Current value	$ 3,017,978
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: MFSMIDCAPGROWTHR6Member
EBP, Investment, Issuer Name [Extensible Enumeration]	MFS [Member]
Participant status	EBP, Participant-Directed [Member]
Current value	$ 2,425,946
Investment, Identifier [Axis]: PIMCOCOMMODITYREALRETSTRATINSTLMember
EBP, Investment, Issuer Name [Extensible Enumeration]	PIMCO [Member]
Participant status	EBP, Participant-Directed [Member]
Current value	$ 463,132
Investment, Identifier [Axis]: PIMCOINTBONDUSDHEDGEDINSTMember
EBP, Investment, Issuer Name [Extensible Enumeration]	PIMCO [Member]
Participant status	EBP, Participant-Directed [Member]
Current value	$ 246,040
Investment, Identifier [Axis]: PIMCOREALPATHBLEND2030INSYMember
EBP, Investment, Issuer Name [Extensible Enumeration]	PIMCO [Member]
Participant status	EBP, Participant-Directed [Member]
Current value	$ 4,256,378
Investment, Identifier [Axis]: PIMCOREALPATHBLEND2035INSYMember
EBP, Investment, Issuer Name [Extensible Enumeration]	PIMCO [Member]
Participant status	EBP, Participant-Directed [Member]
Current value	$ 2,395,918
Investment, Identifier [Axis]: PIMCOREALPATHBLEND2040INSYMember
EBP, Investment, Issuer Name [Extensible Enumeration]	PIMCO [Member]
Participant status	EBP, Participant-Directed [Member]
Current value	$ 1,284,117
Investment, Identifier [Axis]: PIMCOREALPATHBLEND2045INSYMember
EBP, Investment, Issuer Name [Extensible Enumeration]	PIMCO [Member]
Participant status	EBP, Participant-Directed [Member]
Current value	$ 1,706,225
Investment, Identifier [Axis]: PIMCOREALPATHBLEND2050INSYMember
EBP, Investment, Issuer Name [Extensible Enumeration]	PIMCO [Member]
Participant status	EBP, Participant-Directed [Member]
Current value	$ 886,283
Investment, Identifier [Axis]: PIMCOREALPATHBLEND2055INSYMember
EBP, Investment, Issuer Name [Extensible Enumeration]	PIMCO [Member]
Participant status	EBP, Participant-Directed [Member]
Current value	$ 1,511,310
Investment, Identifier [Axis]: PIMCOREALPATHBLEND2065INSYMember
EBP, Investment, Issuer Name [Extensible Enumeration]	PIMCO [Member]
Participant status	EBP, Participant-Directed [Member]
Current value	$ 75,939
Investment, Identifier [Axis]: PIMCOREALPATHBLENDINCOMEINSTLMember
EBP, Investment, Issuer Name [Extensible Enumeration]	PIMCO [Member]
Participant status	EBP, Participant-Directed [Member]
Current value	$ 2,812,919
Investment, Identifier [Axis]: PIMCORELAPATHBLEND2060INSTLMember
EBP, Investment, Issuer Name [Extensible Enumeration]	PIMCO [Member]
Participant status	EBP, Participant-Directed [Member]
Current value	$ 195,420
Investment, Identifier [Axis]: ParticipantNotesReceivableMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ (0)
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 466,073
Investment, Identifier [Axis]: UNDISCOVEREDMGRSBEHVALUER6Member
EBP, Investment, Issuer Name [Extensible Enumeration]	JP Morgan [Member]
Participant status	EBP, Participant-Directed [Member]
Current value	$ 593,281
Investment, Identifier [Axis]: VANGUARDREALESTATEINDEXADMIRALMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
Participant status	EBP, Participant-Directed [Member]
Current value	$ 445,484